Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expenses
Summary of selling, general and administrative expenses

Selling, general and administrative expenses from continuing operations for the years ended December 31 were as follows:

	2021	2022	2023
Advisory and audit services	758	522	563
Other expenses	82	165	360
Total selling, general and administrative expenses	840	687	923

Selling, general and administrative expenses from discontinued operations for the years ended December 31 were as follows:

	2021	2022	2023
Advertising, client acquisition and related expenses	330	404	535
Tax expenses, except income and payroll related taxes	390	360	351
Advisory and audit services	216	274	387
Rent of premises	96	91	126
Expenses related to Tochka platform services	365	570	1,306
IT related services	380	367	429
Business travel and representative expenses	179	451	506
Other expenses	432	563	679
Total selling, general and administrative expenses	2,388	3,080	4,319